Convertible Preferred Stock - Additional Information (Details)			12 Months Ended
	Dec. 14, 2020 USD ($)	Dec. 13, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Investor $ / shares shares	Dec. 13, 2019 shares
Class of Stock [Line Items]
Senior credit facility amount			$ 0
Debt instrument interest percentage			6.00%
Debt instrument increasing interest rate of each successive anniversary			1.00%
Dividends paid in kind	$ 2,100,000	$ 2,100,000
Additional shares issued due to increase in accrued value of preferred stock | shares		0		0
Series A Convertible Preferred Stock | SG Broadcasting
Class of Stock [Line Items]
Preferred stock shares issued | shares			220,000
Preferred stock, par value | $ / shares			$ 0.01
Preferred stock issued			$ 22,000,000
Number of non-accredited investors | Investor			35
Preferred share redeemable for cash at the option at any time			Jun. 12, 2025
Convertible share conversion at the option at any time			May 25, 2020